LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MAY 23, 2013

TO THE SUMMARY PROSPECTUS OF

LEGG MASON BW GLOBAL HIGH YIELD FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated March 1, 2013, as may be amended or supplemented, and the fund’s statement of additional information, dated March 1, 2013, as supplemented on May 23, 2013, and as may be amended or further supplemented, are incorporated by reference into this Summary Prospectus.

Please retain this supplement for future reference.

BWXX015553